Schedule of Investments ─ IQ CBRE NextGen Real Estate ETF

July 31, 2022 (unaudited)

	Shares	Value
Common Stocks - 99.5%
Diversified REITs - 12.5%
Alexander & Baldwin, Inc.	21,454	$427,149
American Assets Trust, Inc.	13,202	399,096
Broadstone Net Lease, Inc.	48,669	1,103,326
Empire State Realty Trust, Inc., Class A	49,935	425,945
Gladstone Commercial Corp.	11,389	238,600
Granite Point Mortgage Trust, Inc.	15,872	168,402
Industrial Logistics Properties Trust	19,304	193,619
Kennedy-Wilson Holdings, Inc.	35,121	725,600
Redwood Trust, Inc.	35,730	309,422
Washington Real Estate Investment Trust	25,898	574,159
Total Diversified REITs		4,565,318

Hotel REITs - 12.9%
Apple Hospitality REIT, Inc.	64,023	1,067,904
Ashford Hospitality Trust, Inc.*	10,132	88,351
Braemar Hotels & Resorts, Inc.	19,080	99,025
Chatham Lodging Trust*	14,162	172,210
DiamondRock Hospitality Co.*	61,667	572,270
Hersha Hospitality Trust*	11,038	111,263
Pebblebrook Hotel Trust	38,815	759,221
Service Properties Trust	48,840	319,414
Summit Hotel Properties, Inc.*	31,107	244,190
Sunstone Hotel Investors, Inc.*(a)	63,432	718,685
Xenia Hotels & Resorts, Inc.*	34,037	558,887
Total Hotel REITs		4,711,420

Mortgage REITs - 14.5%
Apollo Commercial Real Estate Finance, Inc.	41,836	534,664
Arbor Realty Trust, Inc.(a)	46,196	767,777
ARMOUR Residential REIT, Inc.	30,553	240,452
Chimera Investment Corp.	69,855	731,382
Dynex Capital, Inc.	11,994	201,499
Invesco Mortgage Capital, Inc.(a)	9,764	172,823
iStar, Inc.	23,698	395,994
KKR Real Estate Finance Trust, Inc.(a)	14,558	283,735
MFA Financial, Inc.	30,508	395,384
New York Mortgage Trust, Inc.	113,063	355,018
Orchid Island Capital, Inc.	52,946	170,486
PennyMac Mortgage Investment Trust	27,222	418,130
Sachem Capital Corp.	10,250	49,097
Two Harbors Investment Corp.(a)	102,202	549,847
Total Mortgage REITs		5,266,288

Office REITs - 14.6%
Brandywine Realty Trust	50,434	471,558
City Office REIT, Inc.	12,695	178,999
Corporate Office Properties Trust	33,462	941,955
Easterly Government Properties, Inc.	27,348	554,344
Equity Commonwealth*	32,043	898,806
Franklin Street Properties Corp.	27,331	103,584
Global Net Lease, Inc.	30,950	467,036
LXP Industrial Trust	84,141	923,027
Office Properties Income Trust	14,251	296,136
Piedmont Office Realty Trust, Inc., Class A	36,531	502,667
Total Office REITs		5,338,112

Residential REITs - 6.0%
Apartment Investment and Management Co., Class A*	45,223	376,255
Bluerock Residential Growth REIT, Inc.	8,632	226,763
Essential Properties Realty Trust, Inc.	38,931	939,016
UMH Properties, Inc.	14,733	313,960
Veris Residential, Inc.*	23,698	330,587
Total Residential REITs		2,186,581

Retail REITs - 19.5%
Acadia Realty Trust	28,225	483,494
Four Corners Property Trust, Inc.	23,827	696,463
Getty Realty Corp.	12,050	353,547
InvenTrust Properties Corp.(a)	19,679	564,197
Kite Realty Group Trust	65,075	1,294,342
Macerich Co. (The)	61,573	653,290
Retail Opportunity Investments Corp.	36,224	632,471
RPT Realty	25,089	272,717
Seritage Growth Properties, Class A*	10,349	124,395
SITE Centers Corp.	55,371	808,970
Tanger Factory Outlet Centers, Inc.	30,412	494,803
Urban Edge Properties	34,035	559,195
Whitestone REIT	13,637	153,144
Total Retail REITs		7,091,028

Specialized REITs - 19.5%
CareTrust REIT, Inc.	28,577	590,115
CatchMark Timber Trust, Inc., Class A	14,519	163,194
Diversified Healthcare Trust	70,196	121,439
EPR Properties	22,151	1,191,945
Global Medical REIT, Inc.	18,508	225,427
LTC Properties, Inc.	11,561	484,406
National Health Investors, Inc.	13,112	850,182
Necessity Retail REIT, Inc. (The)	39,641	308,803
Physicians Realty Trust(a)	66,906	1,188,920
Plymouth Industrial REIT, Inc.	11,411	219,776
Sabra Health Care REIT, Inc.	68,151	1,048,844
Uniti Group, Inc.(a)	70,409	701,978
Total Specialized REITs		7,095,029

Total Common Stocks
(Cost $43,389,139)		36,253,776

Short-Term Investments — 2.4%
Money Market Funds — 2.4%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.11%(b)(c)	724,731	724,731
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 2.23%(b)	164,377	164,377
Total Short-Term Investments
(Cost $889,108)		889,108

Total Investments — 101.9%
(Cost $44,278,247)		37,142,884
Other Assets and Liabilities, Net — (1.9)%		(708,383)
Net Assets — 100.0%		$36,434,501

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $4,728,354; total market value of collateral held by the Fund was $4,791,869. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $4,067,138.
(b)	Reflects the 1-day yield at July 31, 2022.
(c)	Represents security purchased with cash collateral received for securities on loan.

Schedule of Investments ─ IQ CBRE NextGen Real Estate ETF (continued)

July 31, 2022 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2022. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(d)
Common Stocks	$36,253,776	$–	$–	$36,253,776
Short-Term Investments:
Money Market Funds	889,108	–	–	889,108
Total Investments in Securities	$37,142,884	$–	$–	$37,142,884

(d)	For a complete listing of investments and their industries, see the Schedule of Investments.

For the period ended July 31, 2022, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.